September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.3%
BlackRock Real Estate Securities Fund	1,068,860	$ 16,321,496
BlackRock Tactical Opportunities Fund, Class K	1,709,493	27,386,074
Diversified Equity Master Portfolio	$207,888,125	207,888,125
International Tilts Master Portfolio	$82,216,114	82,216,114
iShares Core MSCI Emerging Markets ETF	635,262	41,876,471
iShares Global Infrastructure ETF(b)	173,401	10,598,269
iShares MSCI Canada ETF(b)	47,257	2,388,841
iShares MSCI EAFE Small-Cap ETF	158,773	12,181,065
		400,856,455
Fixed-Income Funds — 19.9%
BlackRock Diversified Fixed Income Fund, Class K	8,611,150	82,322,596
iShares 0-5 Year TIPS Bond ETF	12,450	1,286,832
iShares Broad USD Investment Grade Corporate Bond ETF(b)	476,835	24,900,324
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	153	17,055
		108,526,807

Security	Shares	Value
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	6,761,269	$ 6,764,650
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	37,583,712	37,583,712
		44,348,362
Total Investments — 101.3% (Cost: $457,823,083)		553,731,624
Liabilities in Excess of Other Assets — (1.3)%		(7,154,768)
Net Assets — 100.0%		$ 546,576,856

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 12,468,325	$ 13,363,827	$ (25,837,435)	$ 1,209,997	$ (1,204,714)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	25,019,550	— (b)	(18,256,867)	2,012	(45)	6,764,650	6,761,269	46,984 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	96,316,721	—	(58,733,009)(b)	—	—	37,583,712	37,583,712	1,437,168	—
BlackRock Diversified Fixed Income Fund, Class K	23,654,521	57,986,823	(1,315,655)	(77,208)	2,074,115	82,322,596	8,611,150	2,564,166	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(4,887)	—
BlackRock Real Estate Securities Fund	12,251,327	3,633,732	—	—	436,437	16,321,496	1,068,860	221,172	—
BlackRock Tactical Opportunities Fund, Class K	14,506,415	11,233,163	—	—	1,646,496	27,386,074	1,709,493	—	—
Diversified Equity Master Portfolio	168,798,035	16,585,026 (b)(d)	—	7,842,058	14,663,006	207,888,125	$207,888,125	2,577,421	—
International Tilts Master Portfolio	39,157,999	30,743,254 (b)(d)	—	3,000,829	9,314,032	82,216,114	$82,216,114	1,250,116	—
iShares 0-5 Year TIPS Bond ETF	2,056,465	—	(827,085)	19,190	38,262	1,286,832	12,450	42,853	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	24,152,681	—	—	747,643	24,900,324	476,835	353,813	—
iShares Core MSCI Emerging Markets ETF	—	35,308,751	—	—	6,567,720	41,876,471	635,262	450,824	—
iShares Global Infrastructure ETF	7,888,641	1,356,844	—	—	1,352,784	10,598,269	173,401	148,419	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,631,159	—	(12,654,841)	(928,094)	968,831	17,055	153	195,609	—
iShares MSCI Canada ETF	1,007,903	945,342	—	—	435,596	2,388,841	47,257	14,457	—
iShares MSCI EAFE Small-Cap ETF	11,357,516	13,620,786	(15,993,184)	1,306,612	1,889,335	12,181,065	158,773	168,218	—
				$ 12,375,396	$ 38,929,498	$ 553,731,624		$ 9,466,333	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2040 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	50	12/11/25	$ 10,603	$ 73,575
S&P/TSE 60 Index	34	12/18/25	8,662	161,345
10-Year U.S. Treasury Note	59	12/19/25	6,638	9,068
E-mini Russell 2000 Index	73	12/19/25	8,963	51,127
Micro E-mini S&P 500 Index	586	12/19/25	19,745	266,736
MSCI EAFE Index	7	12/19/25	975	3,774
MSCI Emerging Markets Index	45	12/19/25	3,059	55,446
S&P 500 E-Mini Index	32	12/19/25	10,782	143,852
U.S. Long Bond	72	12/19/25	8,397	155,687
5-Year U.S. Treasury Note	36	12/31/25	3,930	(3,431)
				917,179
Short Contracts
NASDAQ 100 E-Mini Index	34	12/19/25	16,933	(441,576)
Ultra U.S. Treasury Bond	282	12/19/25	33,893	(753,151)
				(1,194,727)
				$ (277,548)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,840,302	USD	10,439,061	Morgan Stanley & Co. International PLC	12/17/25	$ 51,911
EUR	8,852,579	USD	10,436,671	Morgan Stanley & Co. International PLC	12/17/25	2,280
USD	43,726	EUR	37,000	Goldman Sachs International	12/17/25	95
USD	1,186,373	EUR	997,000	Morgan Stanley & Co. International PLC	12/17/25	10,711
USD	141,798	JPY	20,729,000	Goldman Sachs International	12/17/25	551
						65,548
CAD	1,371,000	USD	995,001	Barclays Bank PLC	12/17/25	(6,332)
CAD	13,468,543	USD	9,781,529	Morgan Stanley & Co. International PLC	12/17/25	(68,959)
CAD	16,376,945	USD	11,893,757	Morgan Stanley & Co. International PLC	12/17/25	(83,850)
EUR	8,852,579	USD	10,461,748	Goldman Sachs International	12/17/25	(22,797)
EUR	1,024,000	USD	1,211,646	Morgan Stanley & Co. International PLC	12/17/25	(4,147)
JPY	3,163,534,371	EUR	18,319,364	Goldman Sachs International	12/17/25	(45,905)
JPY	3,163,533,852	USD	21,640,323	Goldman Sachs International	12/17/25	(84,059)
						(316,049)
						$ (250,501)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 110,752,216	$ —	$ —	$ 110,752,216
Fixed-Income Funds	108,526,807	—	—	108,526,807
Money Market Funds	44,348,362	—	—	44,348,362
	$263,627,385	$—	$—	263,627,385
Investments Valued at NAV(a)				290,104,239
				$ 553,731,624
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 682,280	$ 73,575	$ —	$ 755,855
Foreign Currency Exchange Contracts	—	65,548	—	65,548
Interest Rate Contracts	164,755	—	—	164,755
Liabilities
Equity Contracts	(441,576)	—	—	(441,576)
Foreign Currency Exchange Contracts	—	(316,049)	—	(316,049)
Interest Rate Contracts	(756,582)	—	—	(756,582)
	$(351,123)	$(176,926)	$—	$(528,049)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s